PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2012	2011
Cost:
Computers and peripheral equipment	$2,810	$2,533
Office furniture and equipment	378	356
Leasehold improvements	366	341

	3,554	3,230

Accumulated depreciation	3,131	2,850

Property and equipment, net	$423	$380
As for charges on the Company's property and equipment, see Note 11.